ICON EQUITY INCOME FUND

Portfolio of Investments

March 31, 2021

Security Description	Shares	Value
Common Stock (96.08%)

Basic Materials (6.99%)
Eastman Chemical Co	21,100	$2,323,532
International Paper Co	49,100	2,654,837
Neenah Inc	24,000	1,233,120
Total Basic Materials		6,211,489

Communications (5.83%)
Juniper Networks Inc	104,700	2,652,051
Nexstar Media Group Inc	18,000	2,527,740
Total Consumer, Cyclical		5,179,791

Consumer, Cyclical (23.23%)
Cummins Inc	13,100	3,394,341
Genuine Parts Co	25,900	2,993,781
Leggett & Platt Inc	45,400	2,072,510
MDC Holdings Inc	61,776	3,669,494
VF Corp	30,000	2,397,600
Walgreens Boots Alliance Inc	59,200	3,250,080
Whirlpool Corp	13,000	2,864,550
Total Consumer, Cyclical		20,642,356

Consumer, Non-Cyclical (11.65%)
AbbVie Inc	22,561	2,441,551
Altria Group Inc	25,700	1,314,812
Bristol-Myers Squibb Co	61,500	3,882,495
Philip Morris International Inc	15,000	1,331,100
Rent-A-Center Inc	24,000	1,383,840
Total Consumer, Non-Cyclical		10,353,798

Energy (1.99%)
Baker Hughes Co	82,008	1,772,193

Financial (24.88%)
Bank of America Corp	65,500	2,534,195
Fifth Third Bancorp	49,500	1,853,775
JPMorgan Chase & Co	24,353	3,707,257
Lincoln National Corp	70,800	4,408,716
Morgan Stanley	36,400	2,826,824
Prudential Financial Inc	31,500	2,869,650
US Bancorp	46,000	2,544,260
Webster Financial Corp	24,900	1,372,239
Total Financial		22,116,916

Industrial (9.77%)
Hubbell Inc	13,000	2,429,570
Lockheed Martin Corp	6,800	2,512,600
Packaging Corp of America	12,700	1,707,896
Union Pacific Corp	9,229	2,034,164
Total Industrial		8,684,230

Technology (8.53%)
International Business Machines Corp	5,900	786,234
QUALCOMM Inc	32,000	4,242,880
Texas Instruments Inc	13,500	2,551,365
Total Technology		7,580,479

Utilities (3.21%)
Evergy Inc	14,500	863,185
Otter Tail Corp	43,100	1,989,927
Total Utilities		2,853,112

Total Common Stock (Cost $66,961,334)		85,394,364

Preferred Stock (0.58%)

Financial (0.58%)
Annaly Capital Management Inc, 6.950%	4,000	100,000
Argo Group US Inc, 6.500%	16,207	414,737
Total Financial		514,737

Total Preferred Stock (Cost $508,793)		514,737

Corporate Debt (2.66%)	Par Value	Value

Basic Materials (0.23%)
CVR Partners LP / CVR Nitrogen Finance Corp, 9.250%, 6/15/2023 (144A)	200,000	201,750

Consumer, Cyclical (0.77%)
Foot Locker Inc, 8.500%, 1/15/2022	650,000	683,312

Consumer, Non-Cyclical (0.35%)
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	219,035
Bausch Health Cos Inc, 7.000%, 3/15/2024 (144A)	92,000	94,116
Total Consumer, Non-Cyclical		313,151

Energy (0.12%)
Aker BP ASA, 5.875%, 3/31/2025 (144A)	100,000	102,938

Financial (0.87%)
Global Atlantic Fin Co, 8.625%, 4/15/2021 (144A)	100,000	100,222
JPMorgan Chase & Co, 3M US LIBOR + 3.682%(a),(b)	170,000	169,703
Principal Financial Group Inc, 3M US LIBOR + 3.242%, 5/15/2055(b)	250,000	245,625
Prudential Financial Inc, 5.875%, 9/15/2042	250,000	263,960
Total Financial		779,510

Industrial (0.32%)
USG Corp, 5.500%, 3/1/2025 (144A)	275,000	280,088

Total Corporate Debt (Cost $2,315,250)		2,360,749

Funds (0.97%)	Par Value	Value

Mutual Funds (0.70%)
Nuveen New York Municipal Value Fund 2	22,340	327,951
Pioneer Diversified High Income Fund Inc	19,979	292,692
Total Mutual Funds		620,643

Money Market Funds (0.26%)
First American Government Obligations Fund	229,401	229,401

Total Funds (Cost $848,452)		850,044

Total Investments (Cost $70,633,829)(b) (100.29%)		89,119,894
Liabilities in Excess of Other Assets (-0.29%)		(242,251)
Net Assets (100.00%)		$88,877,643

(144A)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2021, these securities had a total aggregate market value of $779,114, which represented approximately 0.88% of net assets.

(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2021 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(c)	Aggregate cost for federal income tax purpose is $70,813,174.

At March 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$18,826,018
Unrealized depreciation	(519,298)
Net unrealized appreciation	$18,306,720